GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Termination of Charters) (Details) - Apexindo $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Term loan facility, term	6 years
Initial face value of note	$ 6.0
Compensation received on termination of charters, notes receivable	$ 2.8